Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenue
The following table presents revenue disaggregated by type for the three and nine months ended September 30, 2025 and 2024
:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Launch revenue	$9,424	$13,242	$20,943	$17,523
Spacecraft Solutions revenue	21,354	9,128	81,239	34,235

Total revenue	$30,778	$22,370	$102,182	$51,758

Launch Revenue
The Company has contracts with commercial and government entities to provide launch and integration services for payloads requiring transportation into orbit via launch vehicles. These contracts may include milestone payments and deposits. The Company considers the performance obligation under these contracts to be the initiation of the launch and recognizes revenue at that point in time. When the contract contains multiple performance obligations, stand-alone selling prices are established for each performance obligation in the contract based on cost plus margin or market prices for similar goods and services.
The Company also enters into contracts with its customers to provide engineering services and related components, and to develop and provide licenses for intellectual property. In these cases, the Company’s performance obligation is satisfied over time since the tasks are performed according to the customer’s specifications, which creates an asset with no alternative use to the Company, for which the Company has an enforceable right to payment for performance completed to date. The measure of progress over time is based upon an input method using a cost-to-cost
measure which best depicts the transfer of control to the customer. Under the cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Estimating the total cost at completion of a performance obligation requires management to make estimates related to items such as subcontractor performance, material costs and availability, labor costs and productivity, and the costs of overhead. If estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on the contract is recognized in the period the loss is incurred. Engineering services billed hourly are recognized over time.
Spacecraft Solutions Revenue
The Company contracts with commercial and government entities to provide end-to-end
services for the transportation of payloads. These contracts include milestone payments and deposits. The Company considers the performance obligation under these contracts to be the end-to-end
commercial payload service. These contracts typically require that the customer make milestone payments as specific conditions and tasks are performed. The Company’s payload services obligation is satisfied over time since the tasks are performed according to the customer’s specifications which creates an asset with no alternative use to the Company where the Company has an enforceable right to payment for performance completed to date. The measure of progress over time is based upon an input method using a cost-to-cost
measure which best depicts the transfer of control to the customer. Under the cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Estimating the total costs at completion of a performance obligation requires management to make estimates related to items such as subcontractor performance, material costs and availability, labor costs and productivity, and the costs of overhead. If estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on the contract is recognized in the period the loss is incurred.
For all revenue streams, the Company considers milestone payments that are contingent on the success of a mission to be variable consideration. The Company assesses the likelihood of success of a mission at inception and may defer the recognition of some or all of the variable consideration until success of the mission is assured.
The Company’s contracts may provide customers with termination for convenience clauses, which may or may not include termination penalties. In some contracts, the size of the contractual termination penalty increases closer to the scheduled launch date. At the inception of each contract, the Company evaluates the contract’s termination provisions and the impact on the accounting contract term (i.e., the period in which the Company has enforceable rights and obligations). This includes evaluating whether there are termination penalties and if so, whether they are considered substantive. The Company applies judgment in determining whether the termination penalties are substantive.

The Company has elected the following practical expedients for Launch and Spacecraft Solutions revenue: (1) the Company does not account for significant financing components if the period between revenue recognition and when the customer pays for the product or service will be one year or less, and (2) the Company does not account for shipping and handling activities as a separate performance obligation, but rather as an activity performed to transfer the promised good or service.
The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders. As of September 30, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $723.1 million. The Company expects to recognize approximately 20.7% of its remaining performance obligations as revenue within the next 12 months. The remaining performance obligations are expected to be recognized over the next five years.
Contract Balances
Contract assets and liabilities reflect timing differences between the receipt of consideration and the fulfillment of performance obligations under a contract with a customer. Contract assets reflect performance obligations satisfied, and revenue recognized in advance of customer billings. Contract liabilities reflect consideration received in advance of the satisfaction of a performance obligation under a contract with a customer. Contract assets become trade receivables once the Company’s rights to consideration become unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. Contract costs are those costs directly related to fulfillment of specified customer contracts. Contract assets are recorded within other current assets, and contract liabilities are recorded within deferred revenue on the unaudited condensed consolidated balance sheets.
The Company had Launch contract assets of $2.5 million as of September 30, 2025. The Company did not have any contract asset balances as of December 31, 2024.
Deferred revenue consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Launch	$75,643	$65,403
Spacecraft Solutions	$89,970	87,291
Other	$4,105	1,279

Total deferred revenue	$169,718	$153,973

During the nine months ended September 30, 2025 and 2024, the Company recognized $67.2 million and $47.9 million, respectively, of revenue that was included in the contract liabilities balance at the beginning of each period.
Loss Contracts
The Company recognizes a contract loss when the current estimate of the consideration expected to be received is less than the current estimate of total estimated costs to complete the contract. For purposes of determining the existence or amount of a contract loss, the Company considers total contract consideration, including any variable consideration constrained for revenue recognition purposes. The Company may experience favorable or unfavorable changes to contract losses from time to time due to changes in estimated contract costs and modifications that result in changes to contract prices. The Company did not recognize any new material loss provisions during the three and nine months ended September 30, 2025 and 2024, respectively.

3. Revenue
The following table presents revenue disaggregated by type for the years ended December 31
:

	2024	2023
Launch revenue	$22,631	$33,017
Spacecraft Solutions revenue	38,161	20,912
Other revenue	—	1,306

Total revenue	$60,792	$55,235

The work performed by the Company in fulfilling Launch, Spacecraft Solutions, and Other performance obligations is not expected to create an asset for the customer since the launch vehicles and spacecraft, which are built to deliver the customer’s payload into orbit, will not be owned by the customer, nor will the propulsion systems and other related systems be controlled by the customer.
Launch Revenue
The Company has contracts with commercial and government entities to provide launch and integration services for payloads requiring transportation into orbit via launch vehicles. These contracts may include milestone payments and deposits. The Company considers the performance obligation to be the initiation of the launch and recognizes revenue at that point in time. When the contract contains multiple performance obligations, stand-alone selling prices are established for each performance obligation in the contract based on cost plus margin or market prices for similar goods and services.
The Company also enters into contracts with its customers to provide engineering services and related components, and to develop and provide licenses to intellectual property. In these cases, the Company’s service obligation is satisfied over time since the tasks are performed according to the customer’s specifications which creates an asset with no alternative use to the Company where the Company has an enforceable right to payment for performance completed to date. The measure of progress over time is based upon an input method using a cost-to-cost
measure which best depicts the transfer of control to the customer. Under the cost-to-cost
measure of progress,

the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Estimating the total costs at completion of a performance obligation requires management to make estimates related to items such as subcontractor performance, material costs and availability, labor costs and productivity, and the costs of overhead. If estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on the contract is recognized in the period the loss is incurred. Engineering services billed hourly are recognized over time.
Spacecraft Solutions Revenue
The Company contracts with commercial and government entities to provide end-to-end
services for the transportation of payloads. These contracts include milestone payments and deposits. The Company considers the performance obligation to be the end-to-end
commercial payload services. These contracts typically require that the customer make milestone payments as specific conditions and tasks are performed. The Company’s payload services obligation is satisfied over time since the tasks are performed according to the customer’s specifications which creates an asset with no alternative use to the Company where the Company has an enforceable right to payment for performance completed to date. The measure of progress over time is based upon an input method using a cost-to-cost
measure which best depicts the transfer of control to the customer. Under the cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Estimating the total costs at completion of a performance obligation requires management to make estimates related to items such as subcontractor performance, material costs and availability, labor costs and productivity, and the costs of overhead. If estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on the contract is recognized in the period the loss is incurred.
For all revenue streams, the Company considers milestone payments that are contingent on the success of a mission to be variable consideration. The Company assesses the likelihood of success of a mission at inception and may defer the recognition of some or all of the variable consideration until success of the mission is assured.
The Company’s contracts may provide customers with termination for convenience clauses, which may or may not include termination penalties. In some contracts, the size of the contractual termination penalty increases closer to the scheduled launch date. At inception of each contract, the Company evaluates the contract’s termination provisions and the impact on the accounting contract term (i.e., the period in which the Company has enforceable rights and obligations). This includes evaluating whether there are termination penalties and if so, whether they are considered substantive. The Company applies judgment in determining whether the termination penalties are substantive.
The Company has elected the following practical expedients for Launch revenue and Spacecraft Solutions revenue: (1) the Company does not account for significant financing components if the period between revenue recognition and when the customer pays for the product or service will be one year or less, (2) the Company recognizes revenue equal to the amount it has a right to invoice when the amount corresponds directly with the value to the customer of the Company’s performance to date, and (3) the Company does not account for shipping and handling activities as a separate performance obligation, but rather as an activity performed to transfer the promised good or service.
The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders. The definition of remaining performance obligations excludes time and materials contracts accounted for under the “right to invoice” practical expedient. As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $574.3 million. The Company expects to recognize approximately 18.7% of its remaining performance obligations as revenue within the next 12 months. The remaining performance obligations are expected to recognized over the next five years.

Other Revenue
The Company recorded $1.3 million in Other Revenue during 2023 related to contracts with an American launch vehicle company.
Contract Balances
Contract assets and liabilities reflect timing differences between the receipt of consideration and the fulfillment of performance obligations under a contract with a customer. Contract assets reflect performance obligations satisfied and revenue recognized in advance of customer billings. Contract liabilities reflect consideration received in advance of the satisfaction of a performance obligation under a contract with a customer. Contract assets become trade receivables once the Company’s rights to consideration become unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due. Contract costs are those costs directly related to fulfillment of specified customer contracts. The Company did not have any contract asset balances as of December 31, 2024 and 2023, respectively. Contract liabilities are recorded within deferred revenue on the consolidated balance sheets.
The Company had deferred revenue of $65.4 million and $40.2 million as of December 31, 2024 and 2023, respectively, for Launch, and $87.3 million and $56.5 million as of December 31, 2024 and 2023, respectively, for Spacecraft Solutions. The Company had other deferred revenue of $1.3 million and $26.5 million as of December 31, 2024 and 2023, respectively. During the years ended December 31, 2024 and 2023, the Company recognized $51.9 million and $30.7 million, respectively, of revenue that was included in the contract liabilities balance at the beginning of each period.
Loss Contracts
The Company recognizes a contract loss when the current estimate of the consideration expected to be received is less than the current estimate of total estimated costs to complete the contract. For purposes of determining the existence of or amount of a contract loss, the Company considers total contract consideration, including any variable consideration constrained for revenue recognition purposes. The Company may experience favorable or unfavorable changes to contract losses from time to time due to changes in estimated contract costs and modifications that result in changes to contract prices. The Company recorded losses related to its Spacecraft Solutions revenue contracts of $12.7 million for the year ended December 31, 2024. There were no contract losses recognized for the year ended December 31, 2023.